Debt & Non-recourse debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of outstanding borrowings

The following table details our outstanding non-recourse debt balance and its associated interest rates:

	June 30,	December 31,
($ in millions)	2017	2016
Non-recourse debt (1)
Timeshare Facility with an average rate of 2.36%, due 2019	$128	$450
Securitized Debt with an average rate of 2.42%, due 2028	523	246

	651	696
Less: unamortized deferred financing costs(2)	(6)	(2)

	$645	$694

(1)	For the six months ended June 30, 2017 and year ended December 31, 2016, weighted average interest rates were 2.410 percent and 1.946 percent, respectively.
(2)	Amount relates to securitized debt only and does not include deferred financing costs of $2 million as of June 30, 2017 and $3 million as of December 31, 2016, relating to our Timeshare Facility included in Other Assets in our condensed consolidated balance sheets.

The following table details our outstanding debt balance and its associated interest rates:

	June 30,	December 31,
($ in millions)	2017	2016
Debt (1)
Senior secured credit facilities:
Term loan with an average rate of 3.47%, due 2021	$195	$200
Senior notes with a rate of 6.125%, due 2024	300	300

	495	500
Less: unamortized deferred financing costs and discount(2)(3)	(9)	(10)

	$486	$490

(1)	For the six months ended June 30, 2017 and year ended December 31, 2016, weighted average interest rates were 5.081 percent and 4.851 percent, respectively.
(2)	Amount includes deferred financing costs of $2 million and $7 million as of June 30, 2017 and $2 million and $8 million as of December 31, 2016, relating to our term loan and senior notes, respectively.
(3)	Amount does not include deferred financing costs of $2 million as of June 30, 2017 and December 31, 2016, relating to our revolving facility included in Other Assets in our condensed consolidated balance sheets.

The Company’s outstanding borrowings as of December 31, 2016, were as follows:

	Principal Amount Outstanding	Deferred Financing Costs (2)	Carrying Value
($ in millions)
Debt (1)
Senior secured credit facilities:
Term loans with an average rate of 2.94%, due 2021	$200	$(2)	$198
Senior notes with a rate of 6.125%, due 2024	300	(8)	292

Non-recourse debt (1)
Timeshare Facility with an average rate of 1.93%, due 2019	450	—	450
Securitized Debt with an average rate of 1.97%, due 2026	246	(2)	244

	$1,196	$(12)	$1,184

(1)	For the year ended December 31, 2016, weighted average interest rate was 4.851 percent and 1.946 percent for debt and non-recourse debt, respectively.
(2)	Amount does not include deferred financing costs of $5 million relating to our Revolving Facility and Timeshare Facility included in Other Assets in our consolidated balance sheets.

Schedule of contractual maturities of debt

The contractual maturities of our debt and non-recourse debt as of June 30, 2017 were as follows:

($ in millions)	Debt	Non-recourse Debt	Total
Year
2017 (remaining)	$5	$61	$66
2018	10	126	136
2019	10	230	240
2020	10	122	132
2021	160	34	194
Thereafter	300	78	378

	$495	$651	$1,146

The contractual maturities of our debt and non-recourse debt as of December 31, 2016 were as follows:

($ in millions)	Debt	Non-recourse Debt	Total
Year
2017	$10	$74	$84
2018	10	50	60
2019	10	486	496
2020	10	47	57
2021	160	39	199
Thereafter	300	—	300

	$500	$696	$1,196